Income Taxes - additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jan. 01, 2018
Operating Loss Carryforwards [Line Items]
Net increase in valuation allowance	$ 2,096,141	$ 2,425,226
Valuation allowance	6,216,866	4,120,725
Unrecognized tax benefits	44,244	$ 44,244	$ 0
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	14,221,909			$ 13,647,858
Operating loss carryforwards subject to expire	574,051
State
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	3,257,174			$ 2,683,123
Operating loss carryforwards subject to expire	574,051
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	5,544,843
Operating loss carryforwards subject to expire	$ 171,625